UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21908

The Blue Fund Group

(Exact name of registrant as specified in charter)

590 Madison Ave 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 521-4477

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 to June 30, 2007

PROXY VOTING RECORD

THE BLUE LARGE CAP FUND

The Blue Large Cap Fund did not vote any proxies during the Period July 1, 2006 to June 30, 2007.

THE BLUE SMALL CAP FUND

The Blue Small Cap Fund did not vote any proxies during the Period July 1, 2006 to June 30, 2007.

The Blue Fund Group (the “Trust”) discovered in August, 2007 that its custodian had coded each of The Blue Large Cap Fund and The Blue Small Cap Fund (collectively, the “Funds”) incorrectly, and as a result, the custodian did not forward any proxy materials to the Funds in respect of its portfolio securities during the period covered by this report. Consequently, the Funds did not receive any proxy materials for any shareholder meeting and did not cast any votes with respect to any matter considered at any shareholder meeting. The custodian has informed the Trust that it has corrected this coding error, and the Funds expect to receive proxy materials for shareholder meetings relating to its portfolio securities in the future. The Funds have delegated to Blue Investment Management, LLC, the investment adviser to the Funds (the “Investment Adviser”), the authority to vote proxies for shares held in the Funds’ portfolios. The Investment Adviser expects to cast future votes in accordance with the proxy voting policy of the Trust and the proxy voting procedures of the Investment Adviser, which are set forth as Appendix 1 to the Trust’s Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Blue Fund Group
(Registrant)

By:

/s/ Daniel Adamson
Daniel Adamson
Chief Executive Officer

Date: August 31, 2007